Significant Accounting Policies - Estimated Useful Lives of Assets and Considering Residual Value (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Residual Value	15.00%
Airframe and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (years)	27 years
Residual Value	15.00%
Major maintenance events [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (years)	3 years
Major maintenance events [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (years)	16 years
Ground equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (years)	10 years
Furniture, fixture, equipment and other [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (years)	5 years
Furniture, fixture, equipment and other [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (years)	10 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Lesser of remaining lease term and estimated useful life of the leasehold improvement